UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-04704
                                                     ---------
                            Primary Trend Fund, Inc.
                            ------------------------
               (Exact name of registrant as specified in charter)

                               700 N. Water Street
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)


                                   Lilli Gust
                     Arnold Investment Counsel Incorporated
                               700 N. Water Street
                               Milwaukee, WI 53202
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (414) 271-2726
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------
                    Date of reporting period: March 31, 2006
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                                    FORM N-Q
Item 1.  Schedule of Investments.

The Primary Trend Fund, Inc.
Schedules of Investments
March 31, 2007 (Unaudited)

The Primary Trend Fund
Portfolio of Investments - As of March 31, 2007
(Unaudited)

Shares or
Principal                                                                                                             Market
 Amount                                                                                        Cost                    Value
-------------                                                                               -------------         -------------
                Common Stocks                                                75.4%
        9,000   Abbott Laboratories (Pharmaceuticals)                               $           298,404     $           502,200
       35,000   ADC Telecommunications, Inc.* (Communications Equipment)                        573,489                 585,900
        5,000   Allstate Corp. (Insurance)                                                      135,401                 300,300
       10,000   Anheuser-Busch Companies, Inc. (Beverages)                                      350,805                 504,600
       18,333   Aqua America, Inc. (Water Utilities)                                            366,152                 411,576
       10,000   AT&T, Inc. (Diversified Telecommunications)                                     240,000                 394,300
        6,998   BP plc (Oil, Gas and Consumable Fuels)                                          143,640                 453,121
       10,000   Campbell Soup Co. (Food Products)                                               299,630                 389,500
       20,000   CBS Corp. (Media)                                                               569,600                 611,800
       12,000   Chubb Corp. (Insurance)                                                         327,730                 620,040
       12,000   Coca-Cola Co. (Beverages)                                                       512,540                 576,000
       20,000   Del Monte Foods Co. (Food Products)                                             227,660                 229,600
       12,000   Eli Lilly & Company (Pharmaceuticals)                                           644,849                 644,520
       23,000   General Electric Co. (Industrial Conglomerates)                                 668,649                 813,280
       10,000   General Mills, Inc. (Food Products)                                             452,291                 582,200
       15,000   Home Depot, Inc. (Specialty Retail)                                             567,650                 551,100
        7,000   Johnson & Johnson (Pharmaceuticals)                                             299,250                 421,820
       10,000   Journal Communication, Inc. (Media)                                             118,438                 131,100
       16,000   Marcus Corp. (Hotels Restaurants & Leisure)                                     305,196                 372,160
       11,000   McDonald's Corp. (Hotels Restaurants & Leisure)                                 220,071                 495,550
       10,000   Micron Technology, Inc. (Semiconductors)                                        113,000                 120,800
       28,000   Microsoft Corp. (Software)                                                      738,458                 780,360
       10,000   Motorola, Inc. (Communications Equipment)                                       176,500                 176,700
       12,000   Occidental Petroleum Corp. (Oil, Gas and Consumable Fuels)                      121,944                 591,720
        8,000   PartneRe Ltd. (Insurance)                                                       266,855                 548,320
       30,000   Pfizer, Inc. (Pharmaceuticals)                                                  725,808                 757,800
       30,000   Schering-Plough Corp. (Pharmaceuticals)                                         520,799                 765,300
       19,000   Tribune Co. (Media)                                                             645,025                 610,090
       11,160   United Technologies Corp. (Aerospace & Defense)                                 231,525                 725,400
                                                                                            -----------             -----------
                Total Common Stocks                                                          10,861,359              14,667,157
                                                                                            -----------             -----------
                Bonds and Notes                                               2.0%
      400,000   Alabama Power Co., 3.13%, 05/01/2008                                            398,559                 391,448
                                                                                            -----------             -----------
                Total Bonds and Notes                                                           398,559                 391,448
                                                                                            -----------             -----------
                Short-Term Investments                                       22.5%
    4,364,535   US Bank Demand Note, 5.07%, 03/31/2007                                        4,364,535               4,364,535
                                                                                            -----------             -----------
                Total Short-Term Investments                                                  4,364,535               4,364,535
                                                                                            -----------             -----------

                Total Investments                                            99.9%          $15,624,453              19,423,140
                                                                                            ===========
                Other Assets less Liabilities                                 0.1%                                       19,329
                                                                                                                    -----------
                Net Assets                                                  100.0%                                  $19,442,469
                                                                                                                    ===========

* Non-Income Producing

                                       See Notes to Portfolio of Investments

NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2007 (unaudited)

Organization
The Primary Trend Fund, Inc. ("Trend Fund") began operations on September 15, 1986. The Primary Income Fund, Inc. ("Income Fund") began operations on September 1, 1989. The Trend Fund and the Income Fund, collectively, the "Funds," are registered under the Investment Company Act of 1940 as open-end investment management companies.

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other securities for which market quotations are not readily available are valued under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Tax Information

At March 31, 2007, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes of $15,624,453 and $2,564,142, for the Trend and Income Funds, respectively, were as follows:

                                                     The Primary             The Primary
                                                      Trend Fund             Income Fund

          Unrealized appreciation                        $ 3,899,493               $ 179,841
          Unrealized (depreciation)                         (100,806)                 (9,967)
                                                  -------------------     -------------------

Net appreciation/(depreciation) on investments           $ 3,798,687               $ 169,874
                                                  ===================     ===================

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Primary Trend Fund, Inc.

By:      /s/Lilli Gust
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         Lilli Gust
         Principal Executive Officer

Date:    May 29, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Lilli Gust
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         Lilli Gust
         Principal Executive Officer

Date:    May 29, 2007
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By:      /s/Lilli Gust
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         Lilli Gust
         Principal Financial Officer

Date:    May 29, 2007
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                                  EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)